Subsequent Event (Details Narrative) - Benefactum Alliance Business Consultant (Beijing) Co., Ltd [Member] - Subsequent Event [Member]	Apr. 25, 2016	Mar. 18, 2016
Ownership, Precentage		99.90%
Equity variable interest rate	100.00%
Percentage of profit receiving after tax	100.00%
Shareholder [Member]
Ownership, Precentage		0.90%
Benefactum Shenzhen [Member]
Ownership, Precentage	99.90%
Ningsheng's [Member]
Ownership, Precentage		99.00%
Another Individual [Member]
Ownership, Precentage		0.10%